Plant and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Total property and equipment	$ 100,088	$ 99,892	$ 97,993
Accumulated depreciation	(14,529)	(12,246)	(7,713)
Property and equipment, net	85,559	87,646	90,280
Plant and Equipment [Member]
Total property and equipment	44,003	44,003	42,104
Office Equipment [Member]
Total property and equipment	3,179	2,983	2,983
Leasehold Improvements [Member]
Total property and equipment	$ 52,906	$ 52,906	$ 52,906